Disclosure of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-cash Transactions and are Presented for Disclosure Purposes

The following items represent non-cash transactions and are presented for disclosure purposes:

	For the years ended December 31,
	2018	2017	2016
Investing activities
Available-for-sale financial assets(1)	—	5,564,130	207,817

Financing activities
Financed Public Works Contracts	—	—	146,217,292
Currency translation effect(2)	846,191	6,096,459	21,386,903
Accrued interest not charged(3)	9,333,347	9,053,852	3,597,654
Accrued interest unpaid (4)	5,437,633	8,734,131	9,326,945

(1)	Due to the change in fair value of shares of Repsol, S.A., this amount was reclassified from OCI to profit or loss.
(2)	Represents the effect of valuation of the different subsidiaries of which the functional currency is different from the report currency.
(3)	Represents mainly notes receivable from the Mexican Government.
(4)	Represents unpaid interest accrued mainly from debt.